Other Assets and Other Financial Assets - Fair value (Detail) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Assets And Other Financial Assets [line items]
Non-current accounts receivables	$ 983	$ 938
Fair value [member]
Disclosure Of Other Assets And Other Financial Assets [line items]
Non-current accounts receivables	$ 699	$ 724